U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	WisdomTree Trust

		245 Park Avenue
		35th Floor
		New York, NY 10167
2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the
box but do not list series or classes):	[  ]

WisdomTree Bloomberg U.S. Dollar Bullish Fund
WisdomTree Brazilian Real Strategy Fund
WisdomTree Chinese Yuan Strategy Fund
WisdomTree Commodity Currency Strategy Fund
WisdomTree Emerging Currency Strategy Fund
WisdomTree Indian Rupee Strategy Fund
WisdomTree Asia Local Debt Fund
WisdomTree Australia and New Zealand Debt Fund
WisdomTree Barclays U.S. Aggregate Bond Negative
Duration Fund
WisdomTree Barclays U.S. Aggregate Bond Zero
Duration Fund
WisdomTree Bloomberg Floating Rate Treasury Fund
WisdomTree BofA Merrill Lynch High Yield Bond
Negative Duration Fund
WisdomTree BofA Merrill Lynch High Yield Bond Zero
Duration Fund
WisdomTree Emerging Markets Corporate Bond Fund
WisdomTree Emerging Markets Local Debt Fund
WisdomTree Euro Debt Fund
WisdomTree Japan Interest Rate Strategy Fund
WisdomTree Strategic Corporate Bond Fund
WisdomTree Global Real Return Fund
WisdomTree Managed Futures Strategy Fund

3.	Investment Company Act File Number:

      811-21864

	Securities Act File Number:

      333-132380
4(a).	Last day of fiscal year for which this Form is
filed: August 31, 2014
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the
issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.
4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section
24(f):		$1,038,265,626.00

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$
1,881,457,331.00

	(iii)	Aggregate price of securities redeemed
		or repurchased during any PRIOR fiscal
year ending no earlier than October 11, 1995 that were
not previously used to reduce registration fees payable to
the Commission:	$  855,039,102.00

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		 $
2,736,496,433.00



	(v)	Net sales -- if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
	 $ 0
		from Item 5(i)]:

	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is	$
1,698,230,807.00


			less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.00011620

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter 0 if no fee is due):
	= $ 0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuers fiscal year (see Instruction D):
	+ $0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $ 0

9.	Date the registration fee and any interest
payment was sent to the Commissions lockbox depository:


	Method of Delivery:


			[    ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
			/s/ Jonathan Steinberg
			Jonathan Steinberg
			President

By (Signature and Title)

			/s/ David Castano
			David Castano
			Treasurer
Date: 	11/18/2014